FINANCIAL INSTRUMENTS - Currency Exchange Risk (Details) - Exchange rate risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Canadian option contracts
Disclosure of detailed information about hedging instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 5.3
Increase of 10%, Sensitivity analysis	(0.9)
Decrease of 10%, Sensitivity analysis	17.9
Euro option contracts
Disclosure of detailed information about hedging instruments [line items]
Risk exposure associated with instruments sharing characteristic	4.4
Increase of 10%, Sensitivity analysis	(1.0)
Decrease of 10%, Sensitivity analysis	16.2
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, Assets	9.7	$ 2.3
Carrying amount, Liabilities	0.0	(2.0)
Accumulated cash flow hedge fair value reserve (before tax)	8.3	(0.2)
Fair value changes used for calculating hedge ineffectiveness, Hedging instruments	8.3	(0.2)
Fair value changes used for calculating hedge ineffectiveness, Hedged items	(8.3)	0.2
Cash flow hedges | Canadian option contracts
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, Assets	5.3	2.1
Carrying amount, Liabilities	0.0	0.0
Accumulated cash flow hedge fair value reserve (before tax)	4.5	0.2
Fair value changes used for calculating hedge ineffectiveness, Hedging instruments	4.5	0.2
Fair value changes used for calculating hedge ineffectiveness, Hedged items	(4.5)	(0.2)
Cash flow hedges | Euro option contracts
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, Assets	4.4	0.2
Carrying amount, Liabilities	0.0	(2.0)
Accumulated cash flow hedge fair value reserve (before tax)	3.8	(0.4)
Fair value changes used for calculating hedge ineffectiveness, Hedging instruments	3.8	(0.4)
Fair value changes used for calculating hedge ineffectiveness, Hedged items	$ (3.8)	$ 0.4